Derivative Instruments at Gross Fair Value as Reflected in Consolidated Balance Sheets (Detail) (Level 2, USD $) In Millions, unless otherwise specified	Sep. 29, 2012		Sep. 24, 2011
Other Current Assets
Derivative assets
Fair Value of Derivatives Designated as Hedge Instruments - Foreign exchange contracts	$ 138	[1]	$ 460	[1]
Fair Value of Derivatives Not Designated as Hedge Instruments - Foreign exchange contracts	12	[1]	56	[1]
Total Fair Value of Assets - Foreign exchange contracts	150	[1]	516	[1]
Accrued expenses
Derivative liabilities
Fair Value of Derivatives Designated as Hedge Instruments - Foreign exchange contracts	516	[2]	72	[2]
Fair Value of Derivatives Not Designated as Hedge Instruments - Foreign exchange contracts	41	[2]	37	[2]
Total Fair Value of Liabilities - Foreign exchange contracts	$ 557	[2]	$ 109	[2]

[1]	The fair value of derivative assets is measured using Level 2 fair value inputs and is recorded as other current assets in the Consolidated Balance Sheets.
[2]	The fair value of derivative liabilities is measured using Level 2 fair value inputs and is recorded as accrued expenses in the Consolidated Balance Sheets.